Capital Stock and Changes in Capital Accounts, textual (Details) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended
	Jun. 17, 2022 $ / shares	Mar. 21, 2022 $ / shares	Jun. 30, 2022 USD ($) Vote $ / shares shares	Jun. 30, 2022 USD ($) Vote $ / shares shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 $ / shares shares
Class Of Stock [Line Items]
Payments of Ordinary Dividends, Preferred Stock and Preference Stock | $				$ 2,884	$ 2,884
Proceeds from issuance of preferred stock | $					264
Proceeds from Issuance of Common Stock | $				4,980
Payments for Repurchase of Common Stock | $				$ 928	15,136
Preferred Stock
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized			25,000,000	25,000,000		25,000,000
Preferred Stock Par Or Stated Value Per Share | $ / shares			$ 0.01	$ 0.01		$ 0.01
Preferred Stock | Series A Participating Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized			1,000,000	1,000,000		1,000,000
Preferred Stock, Shares Issued			0	0		0
Preferred Stock, Shares Outstanding			0	0		0
Preferred Stock | Preferred Stock Series B
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized			5,000,000	5,000,000		5,000,000
Preferred Stock Par Or Stated Value Per Share | $ / shares			$ 0.01	$ 0.01		$ 0.01
Preferred Stock, Shares Issued			2,600,000	2,600,000		2,600,000
Preferred Stock, Shares Outstanding			2,600,000	2,600,000		2,600,000
Preferred Stock Liquidation Preference Per Share | $ / shares			$ 25.00	$ 25.00		$ 25.00
Preferred Stock Voting Rights				Holders of Series B Preferred Shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.
Preferred Stock Dividend Rate Percentage				8.875%
Preferred Stock Dividend Rate Per Dollar Amount | $ / shares				$ 2.21875
Payments of Ordinary Dividends, Preferred Stock and Preference Stock | $				$ 2,884	$ 2,884
Preferred Stock, Redemption Price Per Share | $ / shares			25.00	$ 25.00
Shares Issued Price Per Share | $ / shares			$ 25.00	$ 25.00		$ 25.00
Preferred Stock | Preferred Stock Series C
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized			10,675	10,675		10,675
Preferred Stock Par Or Stated Value Per Share | $ / shares			$ 0.01	$ 0.01		$ 0.01
Preferred Stock, Shares Issued			10,675	10,675		10,675
Preferred Stock, Shares Outstanding			10,675	10,675		10,675
Preferred Stock Voting Rights				The Series C Preferred Stock votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the shareholders of the Company.
Payments of Ordinary Dividends, Preferred Stock and Preference Stock | $				$ 0
Preferred Stock | Series preferred stock D
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized			400	400		400
Preferred Stock Par Or Stated Value Per Share | $ / shares			$ 0.01	$ 0.01
Preferred Stock, Shares Issued			400	400		400
Preferred Stock Voting Rights				The Series D Preferred Stock vote with the common shares of the Company, and each share of the Series D Preferred Stock entitles the holder thereof to up to 100,000 votes, on all matters submitted to a vote of the shareholders of the Company, subject to a maximum number of votes eligible to be cast by such holder derived from the Series D Preferred Shares and any other voting security of the Company held by the holder to be equal to the lesser of (i) 36% of the total number of votes entitled to vote on any matter put to shareholders of the Company and (ii) the sum of the holder’s aggregate voting power derived from securities other than the Series D Preferred Stock and 15% of the total number of votes entitled to be cast on matters put to shareholders of the Company.
Payments of Ordinary Dividends, Preferred Stock and Preference Stock | $				$ 0
Preferred Stock Number Of Voting Rights | Vote			100,000	100,000
Stock Issued During Period Shares New Issues					400
Common Stock
Class Of Stock [Line Items]
Stock Issued During Period Shares New Issues			820,000	820,000
Proceeds from Issuance of Common Stock | $			$ 4,980
Repurchase of common stock, value | $			$ 928
Stock repurchased and retired, shares			191,055	191,055	6,000,000
Treasury Stock Acquired, Average Cost Per Share | $ / shares			$ 4.66
Shares Issued Price Per Share | $ / shares			$ 6.29	$ 6.29
Common Stock, Dividends, Per Share, Cash Paid | $ / shares	$ 0.25	$ 0.20
Dividend paid | $				$ 38,839